Stock Option and Incentive Plan - Additional Information (Detail) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares authorized to be granted	70,550	67,550	67,550	67,550	62,300
Stock option awards, term	10 years
Total intrinsic value of options exercised	$ 31,220	$ 13,081	$ 38,025
Value of restricted shares vested	28,727	$ 28,430	$ 35,801
Aggregate intrinsic value of stock options outstanding	14,064
Aggregate intrinsic value of stock options exercisable	$ 12,938
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, vesting period	3 years
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock option awards, vesting period	4 years